Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2011
Registrant Name	dei_EntityRegistrantName	INDUSTRY LEADERS FUND
Central Index Key	dei_EntityCentralIndexKey	0001010481
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2011
The Industry Leaders Fund (Prospectus Summary) | The Industry Leaders Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ILFIX
The Industry Leaders Fund (Prospectus Summary) | The Industry Leaders Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ILFLX